PIMCO Funds
Supplement Dated October 1, 2011 to the
Strategic Markets - Class A, Class B, Class C and Class R Prospectus,
dated July 31, 2011, as supplemented from time to time
Disclosure Related to the PIMCO All Asset Fund (the “Fund”)

Effective immediately, the Fund’s supervisory and administrative fee for Class R shares is decreased causing the Fund’s Total Annual Fund Operating Expenses for Class R shares to decrease as described below.

Effective immediately, the supervisory and administrative fee for the Fund’s Class R shares is decreased by 0.05% to 0.30%.  This supervisory and administrative fee reduction results in the Fund’s Class R Management Fees decreasing to 0.475%, the Fund’s Class R Total Annual Fund Operating Expenses decreasing to 1.715% and the Fund’s Class R Total Annual Fund Operating Expenses After Expense Reimbursement decreasing to 1.655%.

Effective immediately, corresponding changes are made to the Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Example following the table.  Also, effective immediately, footnotes describing the fee reduction are added to: (i) the Management Fees table in the “Management of the Funds – Management Fees” section of the prospectus; and (ii) the supervisory and administrative fees table in the “Management of the Funds – Management Fees” section of the prospectus.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated October 1, 2011 to the Strategic Markets - Class A, Class B, Class C and Class R Prospectus dated July 31, 2011 (the “Strategic Markets Prospectus”); the Bond Funds - Class A, Class B, Class C and Class R Prospectus dated July 31, 2011 (the “Bond Funds Prospectus”); the PIMCO Inflation Response Multi-Asset Fund - Class A, Class C and Class R Prospectus dated August 17, 2011 (the “IRMA Fund Prospectus”); the PIMCO Credit Absolute Return Fund - Class A, Class C and Class R Prospectus dated August 17, 2011 (the “CAR Fund Prospectus”); the PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund - Class A, Class C and Class R Prospectus dated August 19, 2011 (the “Small Company Fundamental IndexPLUS® TR Strategy Fund Prospectus”); the PIMCO International Fundamental IndexPLUS® TR Strategy Fund - Class A, Class C and Class R Prospectus dated August 19, 2011 (the “International Fundamental IndexPLUS® TR Strategy Fund Prospectus”); and the Statement of Additional Information dated July 31, 2011 (the “SAI”), each as supplemented from time to time

Effective immediately, the charts in the “Classes of Shares—Class A, B, C and R Shares—Initial Sales Charges—Class A Shares” section of the Strategic Markets Prospectus are deleted in their entirety and replaced with the following:

PIMCO All Asset, PIMCO Fundamental Advantage Total Return Strategy, PIMCO Fundamental IndexPLUS® TR, PIMCO International StocksPLUS® TR Strategy (Unhedged), PIMCO Real Income™ 2019, PIMCO Real Income™ 2029, PIMCO Small Cap StocksPLUS® TR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO StocksPLUS® TR Short Strategy and PIMCO Tax Managed Real Return Funds—Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 but under $1,000,000	1.75%	1.78%
$1,000,000 +	0.00%*	0.00%*

PIMCO All Asset All Authority, PIMCO CommoditiesPLUS™ Short Strategy, PIMCO CommoditiesPLUS™ Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO RealEstateRealReturn Strategy, and PIMCO RealRetirement® Funds— Class A Shares

	Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
	Under $50,000	5.50%	5.82%
	$50,000 but under $100,000	4.50%	4.71%
	$100,000 but under $250,000	3.50%	3.63%
	$250,000 but under $500,000	2.50%	2.56%
	$500,000 but under $1,000,000	2.00%	2.04%
	$1,000,000 +	0.00%*	0.00%*
*
As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

In addition, effective immediately, the last sentence in the “How to Buy and Sell Shares—Buying Shares—Classes A and C Shares—Through the Distributor” section of the Strategic Markets Prospectus is deleted in its entirety and replaced with the following:

If you do not list a financial advisor and his/her brokerage firm on the account application, the Distributor is designated as the broker of record, but solely for purposes of acting as your agent to purchase shares.

Additionally, effective immediately, the charts in the “Classes of Shares—Class A, B, C and R Shares—Initial Sales Charges—Class A Shares” section of the Bond Funds Prospectus are deleted in their entirety and replaced with the following:

PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Low Duration, PIMCO Short Duration Municipal Income and PIMCO Short-Term Funds—Class A Shares

	Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
	Under $100,000	2.25%	2.30%
	$100,000 but under $250,000	1.25%	1.27%
	$250,000+	0.00%*	0.00%*
*
As shown, investors that purchase $250,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.50% (0.75% in the case of the PIMCO Low Duration Fund) if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

PIMCO Convertible Fund—Class A Shares

	Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
	Under $50,000	5.50%	5.82%
	$50,000 but under $100,000	4.50%	4.71%
	$100,000 but under $250,000	3.50%	3.63%
	$250,000 but under $500,000	2.50%	2.56%
	$500,000 but under $1,000,000	2.00%	2.04%
	$1,000,000 +	0.00%*	0.00%*
*	As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

All other Funds (except the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds)—Class A Shares

	Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
	Under $100,000	3.75%	3.90%
	$100,000 but under $250,000	3.25%	3.36%
	$250,000 but under $500,000	2.25%	2.30%
	$500,000 but under $1,000,000	1.75%	1.78%
	$1,000,000 +	0.00%*	0.00%*
*
As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Additionally, effective immediately, the chart in the “Classes of Shares—Class A, C and R Shares—Initial Sales Charges—Class A Shares” section of the IRMA Fund Prospectus is deleted in its entirety and replaced with the following:

PIMCO Inflation Response Multi-Asset Fund—Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
Under $50,000	5.50%	5.82%
$50,000 but under $100,000	4.50%	4.71%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 +	0.00%*	0.00%*
*
As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Additionally, effective immediately, the chart in the “Classes of Shares—Class A, C and R Shares—Initial Sales Charges—Class A Shares” section of the CAR Fund Prospectus is deleted in its entirety and replaced with the following:

PIMCO Credit Absolute Return Fund—Class A Shares

	Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
	Under $100,000	3.75%	3.90%
	$100,000 but under $250,000	3.25%	3.36%
	$250,000 but under 500,000	2.25%	2.30%
	$500,000 but under $1,000,000	1.75%	1.78%
	$1,000,000 +	0.00%*	0.00%*
*
As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Additionally, effective immediately, the chart in the “Classes of Shares—Class A, C and R Shares—Initial Sales Charges—Class A Shares” section of the Small Company Fundamental IndexPLUS® TR Strategy Fund Prospectus is deleted in its entirety and replaced with the following:

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund —Class A Shares

	Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
	Under $100,000	3.75%	3.90%
	$100,000 but under $250,000	3.25%	3.36%
	$250,000 but under 500,000	2.25%	2.30%
	$500,000 but under $1,000,000	1.75%	1.78%
	$1,000,000 +	0.00%*	0.00%*
*
As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Additionally, effective immediately, the chart in the “Classes of Shares—Class A, C and R Shares—Initial Sales Charges—Class A Shares” section of the International Fundamental IndexPLUS® TR Strategy Fund Prospectus is deleted in its entirety and replaced with the following:

PIMCO International Fundamental IndexPLUS® TR Strategy Fund —Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
Under $100,000	3.75%	3.90%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under 500,000	2.25%	2.30%
$500,000 but under $1,000,000	1.75%	1.78%
$1,000,000 +	0.00%*	0.00%*
*
As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Additionally, effective immediately, corresponding changes are made to the SAI.

Investors Should Retain This Supplement for Future Reference
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